NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.7%
	AEROSPACE & DEFENSE - 1.6%
50,000	Coda Octopus Group, Inc.(a)	$502,500
15,000	Ducommun, Inc.(a)	2,571,300
		3,073,800
	APPAREL & TEXTILE PRODUCTS - 4.9%
69,000	Movado Group, Inc.	2,327,370
85,000	Rocky Brands, Inc.	3,842,850
279,000	Superior Group of Companies, Inc.	3,334,050
		9,504,270
	ASSET MANAGEMENT - 3.7%
52,000	Compass Diversified Holdings(a)	601,120
168,000	GCM Grosvenor, Inc., Class A	2,316,720
110,000	Silvercrest Asset Management Group, Inc., Class A	1,104,400
395,000	US Global Investors, Inc., Class A	1,303,500
102,000	Westwood Holdings Group, Inc.	1,975,740
		7,301,480
	AUTOMOTIVE - 1.7%
59,731	Miller Industries, Inc.	3,346,131

	BANKING - 3.1%
50,500	Bar Harbor Bankshares	1,981,115
66,000	First Busey Corporation	1,986,600
48,450	OceanFirst Financial Corporation	912,798
22,000	Virginia National Bankshares Corporation	1,018,600
		5,899,113
	BEVERAGES - 0.0%(b)
278,942	Truett-Hurst, Inc.(a)(c)(d)(e)	—

	CHEMICALS - 0.9%
90,000	Flexible Solutions International, Inc.(a)	536,400
148,000	Northern Technologies International Corporation	1,185,480
		1,721,880
	COMMERCIAL SUPPORT SERVICES - 6.6%
120,000	Barrett Business Services, Inc.	4,128,000
135,000	DLH Holdings Corporation(a)	586,575

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 6.6% (Continued)
73,500	Hackett Group, Inc. (The)	$823,935
168,000	Healthcare Services Group, Inc.(a)	3,694,320
123,883	Information Services Group, Inc.	634,281
116,132	Perma-Fix Environmental Services, Inc.(a)	2,107,796
55,000	Star Equity Holdings, Inc.(a)	588,500
		12,563,407
	CONSTRUCTION MATERIALS - 4.1%
19,000	Apogee Enterprises, Inc.	742,140
124,000	Concrete Pumping Holdings, Inc.(a)	1,119,720
20,000	NWPX Infrastructure, Inc.(a)	2,198,400
31,500	United States Lime & Minerals, Inc.	3,721,095
		7,781,355
	CONSUMER SERVICES - 1.8%
40,000	Carriage Services, Inc.	1,346,000
72,000	Lincoln Educational Services Corporation(a)	1,811,520
15,000	Universal Technical Institute, Inc.(a)	316,950
		3,474,470
	CONTAINERS & PACKAGING - 1.5%
61,000	Karat Packaging, Inc.	2,906,040

	E-COMMERCE DISCRETIONARY - 2.6%
65,000	CarParts.com, Inc.(a)	469,950
107,000	Liquidity Services, Inc.(a)	4,459,760
		4,929,710
	ELECTRICAL EQUIPMENT - 4.4%
39,000	Allient, Inc.	3,666,390
12,000	Bel Fuse, Inc., Class B	2,991,300
89,000	LSI Industries, Inc.	1,743,510
		8,401,200
	ENGINEERING & CONSTRUCTION - 0.7%
17,000	Bowman Consulting Group Ltd.(a)	724,030
70,000	Orion Group Holdings, Inc.(a)	658,000
		1,382,030

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	FOOD - 0.9%
75,000	Beachbody Company, Inc. (The)(a)	$438,750
97,000	Nature’s Sunshine Products, Inc.(a)	1,372,550
		1,811,300
	GAS & WATER UTILITIES - 1.5%
223,000	Global Water Resources, Inc.	2,050,485
82,000	Pure Cycle Corporation(a)	909,790
		2,960,275
	HEALTH CARE FACILITIES & SERVICES - 1.6%
182,000	InfuSystem Holdings, Inc.(a)	2,211,300
100,000	Viemed Healthcare, Inc.(a)	884,000
		3,095,300
	HOME & OFFICE PRODUCTS - 1.7%
103,500	Hamilton Beach Brands Holding Company, Class A	3,250,935

	HOME CONSTRUCTION - 4.0%
66,000	Green Brick Partners, Inc.(a)	4,766,520
80,000	Interface, Inc.	3,033,600
		7,800,120
	HOUSEHOLD PRODUCTS - 0.5%
19,800	Central Garden & Pet Company(a)	851,004
4,950	Central Garden & Pet Company, Class A(a)	184,190
		1,035,194
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.5%
85,000	Eastern Company (The)	2,315,400
30,000	Mayville Engineering Company, Inc.(a)	580,800
		2,896,200
	INDUSTRIAL SUPPORT SERVICES - 1.2%
46,000	EVI Industries, Inc.	644,460
120,000	NPK International, Inc.(a)	1,593,600
		2,238,060
	INSURANCE - 1.2%
168,000	Crawford & Company, Class A	2,204,160

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	INTERNET MEDIA & SERVICES - 0.6%
285,000	DHI Group, Inc.(a)	$1,222,650

	LEISURE FACILITIES & SERVICES - 2.7%
194,000	Lindblad Expeditions Holdings, Inc.(a)	5,152,640

	LEISURE PRODUCTS - 3.2%
214,000	Escalade, Inc.	4,314,240
39,000	Johnson Outdoors, Inc., Class A	1,755,000
		6,069,240
	MACHINERY - 7.7%
16,100	Alamo Group, Inc.	2,649,738
47,000	CECO Environmental Corporation(a)	3,346,400
117,000	Gencor Industries, Inc.(a)	2,171,520
83,400	QEP Company, Inc.	4,461,900
10,500	Tennant Company	730,800
58,000	Twin Disc, Inc.	1,331,100
		14,691,458
	MEDICAL EQUIPMENT & DEVICES - 0.7%
34,000	Electromed, Inc.(a)	950,980
125,586	Sensus Healthcare, Inc.(a)	444,574
		1,395,554
	METALS & MINING - 2.7%
300,000	Avino Silver & Gold Mines Ltd.(a)	2,190,000
150,000	Endeavour Silver Corporation(a)	1,606,500
68,000	McEwen Mining, Inc.(a)	1,370,880
		5,167,380
	MULTI ASSET CLASS REIT - 0.6%
118,500	Global Net Lease, Inc.	1,087,830

	OIL & GAS PRODUCERS - 1.2%
184,000	Evolution Petroleum Corporation	680,800
275,000	VAALCO Energy, Inc.	1,633,500
		2,314,300

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
27,000	Natural Gas Services Group, Inc.	$950,400

	REAL ESTATE OWNERS & DEVELOPERS - 1.4%
95,000	Legacy Housing Corporation(a)	2,672,350

	RETAIL - DISCRETIONARY - 3.2%
17,000	Boot Barn Holdings, Inc.(a)	2,560,710
30,000	Build-A-Bear Workshop, Inc.	908,100
90,500	Ethan Allen Interiors, Inc.	2,140,325
33,000	Shoe Station Group, Inc.	452,100
		6,061,235
	SEMICONDUCTORS - 0.4%
30,000	Photronics, Inc.(a)	844,200

	SOFTWARE - 5.3%
198,000	Asure Software, Inc.(a)	1,805,760
22,000	Consensus Cloud Solutions, Inc.(a)	841,500
20,000	IBEX Holdings Ltd.(a)	769,200
118,000	Mitek Systems, Inc.(a)	2,178,280
65,000	Perion Network Ltd.(a)	633,750
145,000	Simulations Plus, Inc.(a)	2,668,000
104,125	Ticketplus Ltd.(a)	1,067,281
		9,963,771
	SPECIALTY FINANCE - 1.2%
70,000	EZCORP, Inc., Class A(a)	2,262,400

	SPECIALTY REIT - 2.0%
163,000	Postal Realty Trust, Inc., Class A	3,822,350

	TECHNOLOGY HARDWARE - 2.3%
14,000	BK Technologies Corporation(a)	1,013,180
160,000	Creative Realities, Inc.(a)	436,800
295,000	Powerfleet, Inc.(a)	885,000

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	TECHNOLOGY HARDWARE - 2.3% (Continued)
167,000	Turtle Beach Corporation(a)	$2,139,270
		4,474,250
	TECHNOLOGY SERVICES - 0.7%
357,000	Research Solutions, Inc.(a)	803,250
180,000	Usio, Inc.(a)	500,400
		1,303,650
	TELECOMMUNICATIONS - 0.7%
60,000	Ooma, Inc.(a)	1,358,400

	TRANSPORTATION & LOGISTICS - 1.0%
235,000	Radiant Logistics, Inc.(a)	2,006,900

	TRANSPORTATION EQUIPMENT - 2.7%
76,000	Aebi Schmidt Holding A.G.	961,400
61,000	Blue Bird Corporation(a)	3,547,150
110,000	FreightCar America, Inc.(a)	757,900
		5,266,450
	WHOLESALE - CONSUMER STAPLES - 1.1%
1,038,000	HF Foods Group, Inc.(a)	1,858,020

	WHOLESALE - DISCRETIONARY - 3.1%
81,000	Acme United Corporation	5,047,920
164,000	Alliance Entertainment Holding Corporation(a)	803,600
		5,851,520

	TOTAL COMMON STOCKS (Cost $97,156,711)	185,373,378

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.3%
	MONEY MARKET FUND - 3.3%
6,240,455	First American Treasury Obligations Fund, Class X, 3.59%(f) (Cost $6,240,455)	$6,240,455

	TOTAL INVESTMENTS - 100.0% (Cost $103,397,166)	$191,613,833
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(79,253)
	NET ASSETS - 100.0%	$191,534,580

A.G.	- Aktiengesellschaft

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.

(d)	Illiquid security. The total fair value of these securities as of August 31, 2026 was $0, representing 0% of net assets.

(e)	Valued using unobservable inputs and fair valued by the Adviser. Security is Level 3.

(f)	Rate disclosed is the seven day effective yield as of August 31, 2026.